Document And Entity Information	11 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0000907654
Document Type	POS AM
Entity Registrant Name	Oruka Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Amendment Description	Oruka Therapeutics, Inc., a Delaware corporation, filed a Registration Statement on Form S-1 on November 14,2024, which was declared effective on November 26, 2024 (the “registration statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being provided to include the fiscal year ended December 31, 2024 financial statements, contained in the Form 10-K for the year-ended December 31, 2024 filed on March 6, 2025, as well as updating certain other disclosures, including those based on the above-mentioned Form 10-K and updated selling stockholder information.The information included in this filing amends the registration statement and the prospectus contained therein (and all amendments thereto). No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the registration statement.
Amendment Flag	true